Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated September 30, 2026
to the Summary Prospectus and Prospectus
dated May 1, 2026
(the “Prospectus”)
On September 15, 2026, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of Logica Capital Advisers LLC (“Logica”) as an additional sub‑adviser to the Fund, effective September 30, 2026 (the “Effective Date”). On the Effective Date, Logica will begin managing Fund assets allocated to Logica by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to Logica’s “Asymmetric Alpha” investment strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fifth sentence of the third full paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the fifth sentence of the ninth paragraph under the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC (“BlackRock”), Capital Fund Management S.A. (“CFM”) and Logica Capital Advisers LLC (“Logica”).
The following is added as the eleventh paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the nineteenth paragraph of the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus, relating to Logica:
Logica – Asymmetric Alpha Strategy
With respect to its allocated portion of the Fund, Logica seeks to achieve long-term capital appreciation and a structurally defensive portfolio. Logica’s return profile aims to provide low correlation to equity markets – with the intention that returns will increase as equity markets decline by larger amounts — over a full market cycle. Logica uses a systematic quantitative strategy that seeks positive returns from volatility in the equity markets and seeks to convert large market movements, in either direction, into a differentiated source of return. Logica implements this strategy by combining long exposure to the S&P 500 Index, obtained through exchange-traded S&P 500 index futures contracts, with a systematic quantitative options program that seeks to use options to obtain positive returns from volatility in the equity markets. Logica may also invest in other types of exchange-traded futures contracts including futures on other major equity market indices, U.S. Treasury securities, and the U.S. dollar.
Logica’s options program invests primarily in exchange-traded put and call options on the S&P 500 Index, as well as on other major market or sector indices. Logica’s investment decision process is primarily quantitative and rules-based and overlays disciplined discretionary input, meaning that investment decisions are driven by mathematical models with strict guidelines that leave a window for human judgment, rather than general discretionary market or macro-economic forecasts. The models evaluate the level and path of the index, its relationship with implied volatility, volatility‑of‑volatility, and other proprietary indicators in order to determine the strategy’s target options positions and its allocation between puts and calls. The positions are managed based on the above inputs, with the aim of monetizing market movement and volatility while managing the ongoing cost of running such program. Logica’s strategy seeks to target approximately neutral beta to the S&P 500 Index across a market cycle, while seeking to participate in gains when markets rise and also to profit, or at least moderate losses, when markets fall. In implementing its investment program, Logica may cause its allocated portion of the Fund to hold significant cash and cash equivalents from time to time, including to support margin and collateral requirements.
The following is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus and to the table and disclosures below the table in the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – INVESTMENT RISKS” section of the Prospectus:
Long Volatility Investing and Long Volatility Instruments. Long volatility investing (i.e., seeking positive returns from equity market volatility), is primarily carried out through long volatility instruments, such as equity or index options. There are certain costs associated with owning instruments that benefit from volatility. Without any trading, the mere ownership of a long volatility instrument, such as a put or call option, results in a slow loss of capital, oftentimes referred to in the financial industry as “bleed.” Analogous to purchasing insurance, and paying ongoing premiums, a long volatility instrument generally carries a cost of ownership, calculated daily, such that if held until expiration, the value would decay, over the time held, to reach zero. Given the risk of a worthless expiration, and the steady decay in value as it approaches expiration, the mere act of giving an investment the time it may need to succeed, imposes a cost, and associated loss, on the Fund. By investing in long volatility, a Sub‑Adviser, such as Logica, believes that such investment strategy can not only derive profits on its own merit but has the ability to generate enough profit to surpass the fixed cost of ownership, or value decay, associated with the mere ownership of such instruments. If a Sub‑Adviser, such as Logica, is wrong in its judgement or forecasts, portfolios it manages will not only lose on the incorrect forecast, but also on the “bleed” suffered during the time they held.
Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over‑the‑counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over‑the‑counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated September 30, 2026
to the Summary Prospectus and Prospectus
dated May 1, 2026
(the “Prospectus”)
On September 15, 2026, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of Logica Capital Advisers LLC (“Logica”) as an additional sub‑adviser to the Fund, effective September 30, 2026 (the “Effective Date”). On the Effective Date, Logica will begin managing Fund assets allocated to Logica by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to Logica’s “Asymmetric Alpha” investment strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fifth sentence of the third full paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the fifth sentence of the ninth paragraph under the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC (“BlackRock”), Capital Fund Management S.A. (“CFM”) and Logica Capital Advisers LLC (“Logica”).
The following is added as the eleventh paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the nineteenth paragraph of the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus, relating to Logica:
Logica – Asymmetric Alpha Strategy
With respect to its allocated portion of the Fund, Logica seeks to achieve long-term capital appreciation and a structurally defensive portfolio. Logica’s return profile aims to provide low correlation to equity markets – with the intention that returns will increase as equity markets decline by larger amounts — over a full market cycle. Logica uses a systematic quantitative strategy that seeks positive returns from volatility in the equity markets and seeks to convert large market movements, in either direction, into a differentiated source of return. Logica implements this strategy by combining long exposure to the S&P 500 Index, obtained through exchange-traded S&P 500 index futures contracts, with a systematic quantitative options program that seeks to use options to obtain positive returns from volatility in the equity markets. Logica may also invest in other types of exchange-traded futures contracts including futures on other major equity market indices, U.S. Treasury securities, and the U.S. dollar.
Logica’s options program invests primarily in exchange-traded put and call options on the S&P 500 Index, as well as on other major market or sector indices. Logica’s investment decision process is primarily quantitative and rules-based and overlays disciplined discretionary input, meaning that investment decisions are driven by mathematical models with strict guidelines that leave a window for human judgment, rather than general discretionary market or macro-economic forecasts. The models evaluate the level and path of the index, its relationship with implied volatility, volatility‑of‑volatility, and other proprietary indicators in order to determine the strategy’s target options positions and its allocation between puts and calls. The positions are managed based on the above inputs, with the aim of monetizing market movement and volatility while managing the ongoing cost of running such program. Logica’s strategy seeks to target approximately neutral beta to the S&P 500 Index across a market cycle, while seeking to participate in gains when markets rise and also to profit, or at least moderate losses, when markets fall. In implementing its investment program, Logica may cause its allocated portion of the Fund to hold significant cash and cash equivalents from time to time, including to support margin and collateral requirements.
The following is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus and to the table and disclosures below the table in the “More About the Fund – SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) – INVESTMENT RISKS” section of the Prospectus:
Long Volatility Investing and Long Volatility Instruments. Long volatility investing (i.e., seeking positive returns from equity market volatility), is primarily carried out through long volatility instruments, such as equity or index options. There are certain costs associated with owning instruments that benefit from volatility. Without any trading, the mere ownership of a long volatility instrument, such as a put or call option, results in a slow loss of capital, oftentimes referred to in the financial industry as “bleed.” Analogous to purchasing insurance, and paying ongoing premiums, a long volatility instrument generally carries a cost of ownership, calculated daily, such that if held until expiration, the value would decay, over the time held, to reach zero. Given the risk of a worthless expiration, and the steady decay in value as it approaches expiration, the mere act of giving an investment the time it may need to succeed, imposes a cost, and associated loss, on the Fund. By investing in long volatility, a Sub‑Adviser, such as Logica, believes that such investment strategy can not only derive profits on its own merit but has the ability to generate enough profit to surpass the fixed cost of ownership, or value decay, associated with the mere ownership of such instruments. If a Sub‑Adviser, such as Logica, is wrong in its judgement or forecasts, portfolios it manages will not only lose on the incorrect forecast, but also on the “bleed” suffered during the time they held.
Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over‑the‑counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over‑the‑counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.